Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Principal Accounting Policies
Short-term loans	¥ 1,220,957	¥ 1,115,721		$ 167,270
Notes payable	¥ 461,179	506,629		$ 63,181
Foreign currency exchange rate weighted average translation rate	7.2993
Short-term investments pledged	¥ 226,000
Accounts receivable	286,600
Impairment	0	0	¥ 0
Advertising expense	1,684,828	1,249,110	1,324,908
Income from government subsidies	63,463	92,895	72,883
Amortization of Intangible Assets	¥ 84,569	¥ 83,799	¥ 73,824
Number of operating segments | segment	2
Shanghai Baozun E-commerce Limited
Summary of Significant Principal Accounting Policies
Initial term	20 years
VIE
Summary of Significant Principal Accounting Policies
Contribution percentage in consolidated net revenues	5.62%	6.22%	6.81%
Contribution percentage in consolidated total assets	1.80%	2.72%		1.80%
Variable Interest Entities Contribution Percentage Liabilities	4.92%	0.95%		4.92%
Short-term loans	¥ 99,694
Notes payable	¥ 82,817
Land use right
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	44 years			44 years
Amortization of Intangible Assets	¥ 1,026	¥ 1,026	¥ 1,026
Useful years	37 years			37 years
RMB
Summary of Significant Principal Accounting Policies
cash and cash equivalents, restricted cash and short-term investments	¥ 2,064,158	¥ 2,295,006